Exhibit 99
Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	May 2012
Payment Date	6/15/2012
Transaction Month	2
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$2,078,954,741.62	98,738	57.96 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$447,900,000.00	0.31339%	May 15, 2013
Class A-2 Notes	$616,900,000.00	0.570%	January 15, 2015
Class A-3 Notes	$658,000,000.00	0.720%	December 15, 2016
Class A-4 Notes	$177,070,000.00	1.000%	September 15, 2017
Class B Notes	$59,990,000.00	1.670%	November 15, 2017
Class C Notes	$40,000,000.00	2.080%	February 15, 2018
Class D Notes	$40,000,000.00	2.930%	October 15, 2018
Total	$2,039,860,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$7,875,966.88

Principal:
Principal Collections	$43,939,346.91
Prepayments in Full	$47,196,680.78
Liquidation Proceeds	$134,499.87
Recoveries	$0.00
Sub Total	$91,270,527.56
Collections	$99,146,494.44

Purchase Amounts:
Purchase Amounts Related to Principal	$441,897.98
Purchase Amounts Related to Interest	$2,535.24
Sub Total	$444,433.22

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$99,590,927.66

Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	May 2012
Payment Date	6/15/2012
Transaction Month	2
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$99,590,927.66
Servicing Fee	$1,640,308.67	$1,640,308.67	$0.00	$0.00	$97,950,618.99
Interest - Class A-1 Notes	$89,455.82	$89,455.82	$0.00	$0.00	$97,861,163.17
Interest - Class A-2 Notes	$293,027.50	$293,027.50	$0.00	$0.00	$97,568,135.67
Interest - Class A-3 Notes	$394,800.00	$394,800.00	$0.00	$0.00	$97,173,335.67
Interest - Class A-4 Notes	$147,558.33	$147,558.33	$0.00	$0.00	$97,025,777.34
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$97,025,777.34
Interest - Class B Notes	$83,486.08	$83,486.08	$0.00	$0.00	$96,942,291.26
Second Priority Principal Payment	$40,674,133.21	$40,674,133.21	$0.00	$0.00	$56,268,158.05
Interest - Class C Notes	$69,333.33	$69,333.33	$0.00	$0.00	$56,198,824.72
Third Priority Principal Payment	$40,000,000.00	$40,000,000.00	$0.00	$0.00	$16,198,824.72
Interest - Class D Notes	$97,666.67	$97,666.67	$0.00	$0.00	$16,101,158.05
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$16,101,158.05
Regular Principal Payment	$250,811,154.88	$16,101,158.05	$0.00	$0.00	$0.00
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residuel Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$99,590,927.66

Principal Payment:
First Priority Principal Payment					$0.00
First Priority Principal Payment					$40,674,133.21
First Priority Principal Payment					$40,000,000.00
First Priority Principal Payment					$16,101,158.05
Total					$96,775,291.26
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$96,775,291.26	$216.06	$89,455.82	$0.20	$96,864,747.08	$216.26
Class A-2 Notes	$0.00	$0.00	$293,027.50	$0.48	$293,027.50	$0.48
Class A-3 Notes	$0.00	$0.00	$394,800.00	$0.60	$394,800.00	$0.60
Class A-4 Notes	$0.00	$0.00	$147,558.33	$0.83	$147,558.33	$0.83
Class B Notes	$0.00	$0.00	$83,486.08	$1.39	$83,486.08	$1.39
Class C Notes	$0.00	$0.00	$69,333.33	$1.73	$69,333.33	$1.73
Class D Notes	$0.00	$0.00	$97,666.67	$2.44	$97,666.67	$2.44
Total	$96,775,291.26	$47.44	$1,175,327.73	$0.58	$97,950,618.99	$48.02

Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	May 2012
Payment Date	6/15/2012
Transaction Month	2

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$331,485,288.09	0.7400877	$234,709,996.83	0.5240232
Class A-2 Notes	$616,900,000.00	1.0000000	$616,900,000.00	1.0000000
Class A-3 Notes	$658,000,000.00	1.0000000	$658,000,000.00	1.0000000
Class A-4 Notes	$177,070,000.00	1.0000000	$177,070,000.00	1.0000000
Class B Notes	$59,990,000.00	1.0000000	$59,990,000.00	1.0000000
Class C Notes	$40,000,000.00	1.0000000	$40,000,000.00	1.0000000
Class D Notes	$40,000,000.00	1.0000000	$40,000,000.00	1.0000000
Total	$1,923,445,288.09	0.9429300	$1,826,669,996.83	0.8954879

Pool Information
Weighted Average APR	4.769%	4.753%
Weighted Average Remaining Term	57.24	56.51
Number of Receivables Outstanding	94,696	90,368
Pool Balance	$1,968,370,405.39	$1,876,614,137.57
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,891,929,599.95	$1,802,771,154.88
Pool Factor	0.9468077	0.9026720

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$10,394,773.71
Targeted Credit Enhancement Amount	$28,149,212.06
Yield Supplement Overcollateralization Amount	$73,842,982.69
Targeted Overcollateralization Amount	$91,597,421.04
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$49,944,140.74

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$10,394,773.71
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$10,394,773.71
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$10,394,773.71

Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	May 2012
Payment Date	6/15/2012
Transaction Month	2

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		311	$43,842.28
(Recoveries)		0	$0.00
Net Losses for Current Collection Period			$43,842.28
Cumulative Net Losses Last Collection Period			$1,660.96
Cumulative Net Losses for all Collection Periods			$45,503.24

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.03%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	0.48%	452	$9,072,240.29
61-90 Days Delinquent	0.03%	28	$483,669.30
91-120 Days Delinquent	0.00%	0	$0.00
Over 120 Days Delinquent	0.00%	0	$0.00
Total Delinquent Receivables	0.51%	480	$9,555,909.59

Repossession Inventory:
Repossessed in the Current Collection Period		19	$505,625.97
Total Repossessed Inventory		17	$505,625.97

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			N/A
Preceding Collection Period			0.0010%
Current Collection Period			0.0274%
Three Month Average			N/A

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			N/A
Preceding Collection Period			0.0000%
Current Collection Period			0.0310%
Three Month Average			N/A

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: January 13, 2012

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Daniel J. Gardetto
Assistant Treasurer